INCOME TAX (Schedule of Net Operating Losses Expiring in Various Years) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 77,620
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	58,597
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	19,023
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,688
2020 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2020 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,688
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,343
2021 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2021 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,343
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,175
2022 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2022 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,175
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,069
2023 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2023 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,069
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,748
2024 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2024 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,748
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,244
2027 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,244
2027 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,722
2030 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,722
2030 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,374
2031 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,374
2031 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,251
2032 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,251
2032 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,520
2033 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,520
2033 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,482
2034 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,482
2034 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,795
2035 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,795
2035 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,039
2036 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,039
2036 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	547
2037 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	547
2037 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,389
2038 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,389
2038 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,700
2039 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,700
2039 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,534
2040 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,534
2040 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses